Taxes - Additional Information (Details) € in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2022	Jul. 31, 2020	Dec. 31, 2022	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 CAD ($)
Disclosure of income tax [Line Items]
Applicable tax rate	8.00%	10.00%		24.61%	25.31%
Unused tax losses for which no deferred tax asset recognised					$ 2,900.0	$ 2,700.0
Deductible temporary differences, unused tax losses and unused tax credits expired					141.3	190.4
Maximum sales limit to companies for applicability of progressive decrease of the french corporate income tax rate | €				€ 250
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised					500.0	400.0
Vermilions Canada Segment [Member]
Disclosure of income tax [Line Items]
Deductible temporary differences, unused tax losses and unused tax credits expired					$ 1,300.0	$ 1,400.0
France
Disclosure of income tax [Line Items]
Applicable tax rate				27.40%	28.90%
Netherlands
Disclosure of income tax [Line Items]
Applicable tax rate				50.00%	50.00%
Germany
Disclosure of income tax [Line Items]
Applicable tax rate				31.40%	31.60%
Ireland
Disclosure of income tax [Line Items]
Applicable tax rate				25.00%	25.00%
United States
Disclosure of income tax [Line Items]
Applicable tax rate				21.00%	21.00%
Canada | Bottom of range [member]
Disclosure of income tax [Line Items]
Applicable tax rate				8.00%
Canada | Top of range [member]
Disclosure of income tax [Line Items]
Applicable tax rate				10.00%
Corporate income tax [Member] | Australia
Disclosure of income tax [Line Items]
Applicable tax rate				30.00%
PRRT [Member] | Australia
Disclosure of income tax [Line Items]
Applicable tax rate				40.00%
FrenchCorporate Income tax [Member]
Disclosure of income tax [Line Items]
Applicable tax rate			25.80%	32.00%
Dutch Corporate Tax Rate [Member]
Disclosure of income tax [Line Items]
Applicable tax rate			25.80%	25.00%